As filed with the Securities and Exchange Commission on June 1, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Zac Tackett
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 – March 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
March 31, 2022
CornerCap
Small-Cap Value Fund

Table of Contents
Manager’s Report to Shareholders (Unaudited) 1
Fund Expenses (Unaudited) 7
Schedule of Investments 9
Statement of Assets and Liabilities 19
Statement of Operations 20
Statements of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 31
Additional Information (Unaudited) 32

Manager’s Report to Shareholders (Unaudited)
March 31, 2022
Annual Report I March 31, 2022

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
For the twelve months ended March 31, 2022, the CornerCap Small Cap Value fund returned 9.14%, beating the Russell
2000 Value Index’s (“Russell”) return of 3.32%.
In a year of high volatility—driven by COVID outbreaks, surging demand, supply shortages, rising rates, and mounting inflation expectations—stocks in the small capitalization category generally followed a rational pattern. Valuation mattered, as did above-average quality of fundamentals. In contrast, unprofitable companies with weaker financial profiles and highest expectations struggled. In this environment, our strategy tends to do very well.
Importantly, for the initial 12-18 months of the pandemic (2020 and first half of 2021), investors rewarded the largest of small stocks with the highest growth outlooks; many of these favorites, including the high-flying meme “concept” stocks, were often unprofitable. We had written how we believed this sentiment had become unsustainable, according to our fundamental models, and our strategy was putting greater emphasis on high quality, cyclical stocks at reasonable prices that might benefit from an improving US economy.
As market froth began to unwind last fall, our strategy was well positioned for an environment of improving economic growth, moderate inflation, and at least a reasonable rise in interest rates.
The key components of our research system performed extremely well for the year overall. Specifically:
• Our stocks ranked as Buys beat those ranked as Sells by as much as 800 to 1000 basis points (the spread) each quarter of the year. This consistency was key to our relative performance.
• In particular, valuation mattered throughout the year. Stocks with the lowest multiples of free cash flow were among the best performers. We saw similar trends in other important Value metrics like price to earnings. Factors tied to fundamental improvement—such as positive earnings revisions—as well as positive stock price momentum also added diversifying benefits.
• Our screens against stocks carrying excess fundamental risk were mixed but, importantly, improved throughout the year. There were periods where stocks with weaker fundamental characteristics performed best, but overall the stocks passing our screens against risk performed consistently well, particularly in the most recent quarter.
• Stock selection was strong across eight of the eleven principal sectors. Notably, stocks in financials (especially banks), materials and health care accounted for almost 90% of our relative outperformance for the year. Our underweight to Energy stocks and weaker stock selection in
Consumer Services were partial detractors.

Manager’s Report to Shareholders (Unaudited)
March 31, 2022

www.cornercapfunds.com
Enhancements to the Model: Biotech
We’d like to report on an important enhancement we made to our Fundametrics® research model this year.
Historically, the model excluded low revenue companies. However, with the Russell reconstitution last summer and the explosion of new biotech names to the Russell 2000 Value index, the CornerCap research team explored unprofitable
Biotech as an additional peer group. As of the end of the quarter, this new peer group was added to the model.
The team set out to develop relevant factors around the important drivers of biotech stocks, which largely centers on drug pipelines. The strength of the Fundametrics® research process is in stock selection and the investment team’s research of
Biotechnology factors indicates solid discrimination within the peer group. Quantifiable datapoints also indicates now is a relatively attractive time to start adding the peer group to the portfolio based on how the group is priced relative to their
R&D spending.
The model’s objective throughout its process is not in picking the star stock, but in creating a portfolio of stocks with characteristics that have historically provided alpha discrimination within the peer group. The addition of the Biotech Peer
Group will increase portfolio name count by approximately 40 to 50 names with a starting allocation to the group targeted at 3% of the portfolio.
The following NAV returns are presented as of 3/31/2022, are net of management fee and other operating costs, and reflect the reinvestment of distributions. For periods over one-year, average annual returns are presented:
Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain performance as of the most recent month end, please call (888) 813-8637. The investment return and principal value of your investment will fluctuate, so investors' shares, when redeemed, may be worth more or less than their original cost. The gross expense ratios for the fund is 1.30% for CSCVX. The Fund charges a 1.00% redemption fee for shares redeemed within 60 days of purchase.
BOTTOM LINE
The Fundametrics ® Small Cap Value strategy broadly performed as we would expect over the course of the year, despite the overwhelming influence of macro forces, from economic re-opening to Fed policy to Russia’s invasion of Ukraine to growing fear of global recession.
From a big picture perspective, we continue to believe that inflation will persist (although peaking this summer), perhaps
1 Yr 5 Yr 10 Yr
INVESTOR SHARES
CSCVX 9.14% 9.8 0% 12.03%
Russell 2000 Value Index 3.32% 8.57% 10.54%

Manager’s Report to Shareholders (Unaudited)
March 31, 2022
Annual Report I March 31, 2022

exiting 2022 at 4%-5%, and that rates will continue to rise as the Federal Reserve must combat rising prices. History shows that the risk of recession does increase over the next two years in this type of environment. We therefore continue to expect volatility in equity markets.
Small-cap stocks as a group continue to trade at statistically significant valuation discounts to large-caps, improving the odds of better relative performance. Small caps also have more of their operations domestically, which should benefit them if non-US economies struggle. In the current environment, the Fundametrics® models have been decreasing the weight to higher beta stocks and will continue to prioritize companies with healthier balance sheets and strong fundamental trends.
CornerCap Investment Counsel March 31, 2022
The views in this letter reflect the opinions of CornerCap Group of Funds as of March 31, 2022 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice. Past performance does not guarantee future results.
Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments made in small companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. As interest rates rise the value of bond prices will decline. If the Fund invests in ETFs (Exchange-Traded Funds), it will be subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Manager’s Report to Shareholders (Unaudited)
March 31, 2022

www.cornercapfunds.com
Investment Performance through March 31, 2022 (In Thousands)
Total Return
for the period ended March 31, 2022
Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.
1 Year 5 Year 10 Year
Since
Inception
(a)
Expense
Ratio
CornerCap Small-Cap Value Fund
-- Investor Shares
(b)
9.14% 9.80% 12.03% 9.97% 1.30%
(c)
CornerCap Small-Cap Value Fund
-- Institutional Shares
(b)(d)
9.45% 10.13% 12.24% 10.04% 1.00%
Russell 2000 Value Index
(e)
3.32% 8.57% 10.54% 10.73%
Russell 2000 Index
(f)
(5.79)% 9.74% 11.04% 9.85%

Manager’s Report to Shareholders (Unaudited)
March 31, 2022
Annual Report I March 31, 2022

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated
above. Performance is updated and published monthly. Call 888-813-8637 for month-end performance figures.
The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
(a) The Small-Cap Value Fund’s Investor Shares began operations on September 30, 1992 and the Institutional
Shares began operations on December 29, 2015.
(b) The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(c) The total Annual Fund Operating Expenses (gross) are 1.30%. The Adviser has entered into a contractual agreement with the Small-Cap Value Fund – Investor Shares under which it has agreed to waive fees and reimburse the Small-Cap Value Fund – Investor Shares for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Small-Cap Value Fund – Investor Shares incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to
August 1, 2022 , without the Board of Trustees’ approval.
(d) The Small-Cap Value Fund’s Institutional Shares performance for the 10-year and since inception periods are blended average returns which include the returns of the Investor Shares prior to commencement of operations of the Institutional Shares.
(e) The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.
(f) The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Manager’s Report to Shareholders (Unaudited)
March 31, 2022

www.cornercapfunds.com
Sector Allocation as a Percentage of Total Investments at March 31, 2022*
* These allocations may not reflect the current or future position of the portfolio.

Fund Expenses (Unaudited)
March 31, 2022
Annual Report I March 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
October 1, 2021
Ending
Account Value
March 31, 2022
Expenses
Paid During
Period
(a)
Investor Shares
Actual $ 1,000.00 $ 1,048.00 $ 6.64
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.45 $ 6.54
Institutional Shares
Actual $ 1,000.00 $ 1,049.46 $ 5.11
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.95 $ 5.04
(a)
These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is  1.30% for CornerCap Small-Cap Value Fund — Investor Shares and 1.00% for CornerCap Small-Cap Value Fund —
Institutional Shares, respectively. The dollar amounts shown as “Expenses Paid During Period”  are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 365.

Fund Expenses (Unaudited)
March 31, 2022

www.cornercapfunds.com
The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income
Security Act.

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2022
Shares Fair Value
COMMON STOCK (98.3%)
Aerospace & Defense ( 0.4% )
Barnes Group, Inc. 13,938 $ 560,168
Auto Parts & Equipment ( 0.8% )
Allison Transmission Holdings, Inc. 17,467 685,754
Standard Motor Products, Inc. 10,865 468,716
1,154,470
Banks ( 14.4% )
Amalgamated Financial Corp. 17,245 309,893
Ameris Bancorp 12,777 560,655
Bank of Marin Bancorp 8,035 281,787
Bar Harbor Bankshares 15,066 431,189
BayCom Corp. 18,585 404,595
Cathay General Bancorp 6,917 309,536
Central Pacific Financial Corp. 21,557 601,440
Civista Bancshares, Inc. 27,691 667,353
CNB Financial Corp. 29,612 779,388
Community Trust Bancorp, Inc. 8,512 350,694
Enterprise Financial Services Corp. 11,079 524,147
Farmers National Banc Corp. 33,895 578,249
Financial Institutions, Inc. 17,912 539,689
Finwise Bancorp
(a)
18,082 310,106
First Bank/Hamilton NJ 25,868 367,843
First Financial Corp. 12,709 550,045
First Merchants Corp. 13,050 542,880
First Mid Bancshares, Inc. 13,716 527,929
FNB Corp. 41,268 513,787
Fulton Financial Corp. 16,830 279,715
Hancock Whitney Corp. 13,999 730,048
Hanmi Financial Corp. 31,116 765,765
Hope Bancorp, Inc. 42,164 677,997
Horizon Bancorp, Inc./IN 27,588 515,068
Lakeland Bancorp, Inc. 32,916 549,697
Mercantile Bank Corp. 14,206 503,177
Merchants Bancorp/IN 20,269 554,965
Midland States Bancorp, Inc. 25,792 744,357
MidWestOne Financial Group, Inc. 23,008 761,565
OP Bancorp 30,629 424,212
PacWest Bancorp 13,473 581,090
PCB Bancorp 13,788 316,435
Peapack -Gladstone Financial Corp. 8,008 278,278
Peoples Bancorp, Inc. 20,273 634,748
Preferred Bank/Los Angeles CA 4,520 334,887
QCR Holdings, Inc. 13,365 756,325

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Banks (14.4%) (continued)
RBB Bancorp 27,123 $ 637,119
Republic Bancorp, Inc., Class A 12,017 540,044
Sierra Bancorp 13,490 336,980
Synovus Financial Corp. 5,365 262,885
The First Bancshares, Inc. 16,735 563,300
TrustCo Bank Corp. NY 18,843 601,657
Western New England Bancorp, Inc. 40,901 365,655
21,867,174
Beverages - Non-alcoholic ( 0.4% )
Coca-Cola Consolidated, Inc. 1,281 636,465
Building Materials ( 2.6% )
Forestar Group, Inc.
(a)
24,153 428,957
Great Lakes Dredge & Dock Corp.
(a)
20,245 284,038
JELD-WEN Holding, Inc.
(a)
23,383 474,207
KB Home 11,647 377,130
Masonite International Corp.
(a)
2,747 244,318
Patrick Industries, Inc. 7,391 445,677
Quanex Building Products Corp. 23,304 489,151
Toll Brothers, Inc. 8,282 389,420
Tutor Perini Corp.
(a)
47,154 509,263
UFP Industries, Inc. 3,420 263,887
3,906,048
Chemicals ( 2.8% )
American Vanguard Corp. 35,448 720,303
Haynes International, Inc. 17,039 725,861
Ingevity Corp.
(a)
9,783 626,797
Kronos Worldwide, Inc. 43,050 668,136
Minerals Technologies, Inc. 4,443 293,905
The Chemours Co. 17,918 564,059
Tronox Holdings PLC, Class A 13,525 267,660
Valhi, Inc. 13,036 382,085
4,248,806
Coal Operations ( 0.6% )
Alpha Metallurgical Resources, Inc.
(a)
4,659 614,802
Ramaco Resources, Inc. 22,098 349,148
963,950
Commercial Services ( 6.2% )
Cars.com, Inc.
(a)
20,762 299,596
Cogent Communications Holdings, Inc. 4,427 293,732
CoreCivic , Inc.
(a)
61,159 683,146

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2022
Shares Fair Value
Commercial Services (6.2%) (continued)
Heidrick & Struggles International, Inc. 15,982 $ 632,568
Heritage-Crystal Clean, Inc.
(a)
10,452 309,484
Huron Consulting Group, Inc.
(a)
11,477 525,761
Kelly Services, Inc., Class A 14,448 313,377
ManpowerGroup , Inc. 5,186 487,069
Medifast , Inc. 1,414 241,483
Mimecast, Ltd.
(a)
9,106 724,473
Resources Connection, Inc. 35,987 616,817
SP Plus Corp.
(a)
22,600 708,736
The Aaron's Co., Inc. 26,252 527,140
The Hackett Group, Inc. 27,581 636,018
Vectrus , Inc.
(a)
16,755 600,834
WEX, Inc.
(a)
3,343 596,558
Yelp, Inc.
(a)
19,179 654,196
ZipRecruiter, Inc.
(a)
23,980 551,060
9,402,048
Computers ( 1.1% )
Box, Inc.
(a)
22,691 659,400
CommVault Systems, Inc.
(a)
10,233 678,960
Qualys , Inc.
(a)
2,290 326,119
1,664,479
Distribution/Wholesale ( 0.7% )
G-III Apparel Group, Ltd.
(a)
16,789 454,142
ScanSource , Inc.
(a)
17,448 607,016
1,061,158
Diversified Financial Services ( 2.9% )
Affiliated Managers Group, Inc. 2,148 302,761
BGC Partners, Inc., Class A 68,509 301,440
Cushman & Wakefield PLC
(a)
27,121 556,252
Evercore , Inc., Class A 4,320 480,902
International Money Express, Inc.
(a)
13,358 275,308
Moelis & Co., Class A 10,790 506,590
NMI Holdings, Inc., Class A
(a)
29,133 600,722
Piper Sandler Cos. 1,588 208,425
RE/MAX Holdings, Inc. 18,750 519,938
StoneX Group, Inc.
(a)
4,498 333,887
Virtus Investment Partners, Inc. 1,177 282,468
4,368,693
Electric ( 2.5% )
ALLETE, Inc. 9,508 636,846

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Electric (2.5%) (continued)
Hawaiian Electric Industries, Inc. 14,858 $ 628,642
Otter Tail Corp. 9,008 563,000
Pinnacle West Capital Corp. 9,627 751,869
PNM Resources, Inc. 12,814 610,843
Unitil Corp. 10,809 539,153
3,730,353
Electrical Components & Equipment ( 2.0% )
IPG Photonics Corp.
(a)
5,456 598,850
Jabil, Inc. 11,127 686,870
Sanmina Corp.
(a)
15,524 627,480
TTM Technologies, Inc.
(a)
36,300 537,966
Vishay Intertechnology , Inc. 28,621 560,972
3,012,138
Electronics ( 0.6% )
Avnet, Inc. 7,120 289,001
OSI Systems, Inc.
(a)
7,053 600,351
889,352
Energy-Alternate Sources ( 0.2% )
REX American Resources Corp.
(a)
2,723 271,211
Engineering & Construction ( 1.2% )
EMCOR Group, Inc. 5,221 588,041
Mistras Group, Inc.
(a)
85,950 568,130
Sterling Construction Co., Inc.
(a)
26,124 700,123
1,856,294
Food ( 1.0% )
Ingredion, Inc. 3,455 301,103
John B Sanfilippo & Son, Inc. 7,589 633,226
United Natural Foods, Inc.
(a)
14,513 600,113
1,534,442
Gambling (Non-Hotel) ( 1.3% )
Everi Holdings, Inc.
(a)
29,300 615,300
Golden Entertainment, Inc.
(a)
10,954 636,099
Monarch Casino & Resort, Inc.
(a)
7,426 647,770
1,899,169
Healthcare Products ( 2.6% )
Avanos Medical, Inc.
(a)
18,363 615,161
Catalyst Pharmaceuticals, Inc.
(a)
75,466 625,613
InfuSystem Holdings, Inc.
(a)
28,162 275,988

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2022
Shares Fair Value
Healthcare Products (2.6%) (continued)
Integer Holdings Corp.
(a)
6,904 $ 556,255
Merit Medical Systems, Inc.
(a)
9,893 658,082
Natus Medical, Inc.
(a)
25,802 678,077
NextGen Healthcare, Inc.
(a)
14,165 296,190
Sensus Healthcare, Inc.
(a)
29,658 300,139
4,005,505
Healthcare Services ( 4.9% )
Acadia Healthcare Co., Inc.
(a)
10,306 675,352
Agiliti , Inc.
(a)
31,534 665,367
Aveanna Healthcare Holdings, Inc.
(a)
109,586 373,688
Computer Programs and Systems, Inc.
(a)
8,490 292,480
Exelixis , Inc.
(a)
37,372 847,223
MEDNAX, Inc.
(a)
21,315 500,476
Option Care Health, Inc.
(a)
24,237 692,209
Phibro Animal Health Corp., Class A 26,230 523,289
Premier, Inc., Class A 15,391 547,766
RadNet , Inc.
(a)
21,834 488,427
Sotera Health Co.
(a)
24,068 521,313
The Ensign Group, Inc. 7,372 663,554
United Therapeutics Corp.
(a)
3,283 589,003
7,380,147
Home Builders ( 0.3% )
MDC Holdings, Inc. 6,259 236,841
Taylor Morrison Home Corp., Class A
(a)
9,060 246,613
483,454
Hotels ( 0.8% )
Bluegreen Vacations Holding Corp.
(a)
20,099 594,328
Travel + Leisure Co. 10,246 593,653
1,187,981
Household Products ( 0.4% )
Ennis, Inc. 30,316 559,937
Insurance ( 3.0% )
Axis Capital Holdings, Ltd. 12,630 763,736
CNO Financial Group, Inc. 25,413 637,612
Essent Group, Ltd. 13,727 565,690
MGIC Investment Corp. 20,041 271,556
Palomar Holdings, Inc.
(a)
4,911 314,255
Primerica, Inc. 4,020 550,016

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Insurance (3.0%) (continued)
Radian Group, Inc. 14,375 $ 319,269
RenaissanceRe Holdings, Ltd. 3,674 582,366
Stewart Information Services Corp. 4,407 267,108
United Fire Group, Inc. 9,205 285,999
4,557,607
Lodging ( 0.4% )
Century Casinos, Inc.
(a)
47,118 563,060
Machinery - Diversified ( 3.1% )
Curtiss-Wright Corp. 2,355 353,627
Gates Industrial Corp. PLC
(a)
38,381 578,018
GrafTech International, Ltd. 59,336 570,812
Kadant , Inc. 3,105 602,960
Kennametal, Inc. 16,947 484,853
Mueller Water Products, Inc., Class A 45,738 590,935
Terex Corp. 12,115 432,021
The Manitowoc Co., Inc.
(a)
36,275 547,027
Thermon Group Holdings, Inc.
(a)
33,014 534,827
4,695,080
Media ( 0.6% )
John Wiley & Sons, Inc., Class A 9,992 529,876
Lee Enterprises, Inc.
(a)
16,242 437,234
967,110
Metal Fabricate & Hardware ( 2.4% )
AZZ, Inc. 12,130 585,151
Commercial Metals Co. 16,201 674,286
Helios Technologies, Inc. 8,463 679,156
Insteel Industries, Inc. 9,037 334,279
Ryerson Holding Corp. 17,495 612,675
The Timken Co. 9,635 584,844
TriMas Corp. 7,273 233,390
3,703,781
Miscellaneous Manufacturing ( 3.5% )
Belden, Inc. 9,686 536,605
Brady Corp., Class A 3,582 165,739
Columbia Sportswear Co. 2,945 266,611
Crane Co. 6,693 724,718
Energizer Holdings, Inc. 6,229 191,604
Harley-Davidson, Inc. 15,101 594,979
Hillenbrand, Inc. 12,522 553,097
Ichor Holdings, Ltd.
(a)
5,757 205,064
Moog, Inc., Class A 6,931 608,542

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2022
Shares Fair Value
Miscellaneous Manufacturing (3.5%) (continued)
O-I Glass, Inc.
(a)
42,041 $ 554,100
Oxford Industries, Inc. 4,615 417,658
Pilgrim's Pride Corp.
(a)
20,499 514,525
5,333,242
Office Furnishings ( 0.2% )
Interface, Inc. 27,451 372,510
Oil & Gas ( 8.6% )
Amplify Energy Corp.
(a)
46,197 254,084
APA Corp. 25,430 1,051,022
ChampionX Corp.
(a)
28,632 700,911
CVR Energy, Inc. 23,864 609,487
EnLink Midstream, LLC 39,279 379,042
Equitrans Midstream Corp. 68,467 577,862
HF Sinclair Corp.
(a)
18,701 745,235
National Fuel Gas Co. 8,888 610,606
NOW, Inc.
(a)
65,080 717,832
Oasis Petroleum, Inc. 4,280 626,164
Ovintiv , Inc. 21,055 1,138,444
PDC Energy, Inc. 8,693 631,807
ProPetro Holding Corp.
(a)
58,480 814,626
Ranger Oil Corp.
(a)
15,774 544,676
SM Energy Co. 15,451 601,816
Solaris Oilfield Infrastructure, Inc., Class A 79,766 900,558
Southwest Gas Holdings, Inc. 8,341 653,017
UGI Corp. 17,644 639,066
Whiting Petroleum Corp. 10,134 826,022
13,022,277
Pharmaceuticals ( 2.0% )
Amphastar Pharmaceuticals, Inc.
(a)
22,988 825,269
Harmony Biosciences Holdings, Inc.
(a)
12,253 596,108
Prestige Consumer Healthcare, Inc.
(a)
11,000 582,340
USANA Health Sciences, Inc.
(a)
7,199 571,961
Vanda Pharmaceuticals, Inc.
(a)
39,916 451,450
3,027,128
Real Estate Investment Trusts ( 8.1% )
Alexander & Baldwin, Inc. REIT 18,624 431,891
American Assets Trust, Inc. REIT 14,674 555,998
Apple Hospitality REIT, Inc. 40,392 725,844
Armada Hoffler Properties, Inc. REIT 34,908 509,657
Braemar Hotels & Resorts, Inc. REIT 113,902 703,914

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Real Estate Investment Trusts (8.1%) (continued)
Brixmor Property Group, Inc. REIT 20,455 $ 527,944
Broadstone Net Lease, Inc. REIT 22,330 486,347
CareTrust REIT, Inc. 23,201 447,779
Chatham Lodging Trust REIT
(a)
34,531 476,182
City Office REIT, Inc. 20,811 367,522
Community Healthcare Trust, Inc. REIT 7,500 316,575
Corporate Office Properties Trust REIT 23,438 668,921
EastGroup Properties, Inc. REIT 1,591 323,418
EPR Properties REIT 11,602 634,745
Essential Properties Realty Trust, Inc. REIT 18,962 479,739
Getty Realty Corp. REIT 16,929 484,508
Industrial Logistics Properties Trust REIT 21,925 497,040
Innovative Industrial Properties, Inc. REIT 2,521 517,813
National Storage Affiliates Trust REIT 6,764 424,509
Piedmont Office Realty Trust, Inc., Class A REIT 27,731 477,528
Power REIT
(a)
4,468 175,995
The GEO Group, Inc. REIT
(a)
46,982 310,551
Urban Edge Properties REIT 25,599 488,941
Urstadt Biddle Properties, Inc., Class A REIT 25,031 470,833
Whitestone REIT 52,492 695,519
12,199,713
Retail ( 5.6% )
Brinker International, Inc.
(a)
12,379 472,383
Caleres , Inc. 25,668 496,162
Casey's General Stores, Inc. 3,298 653,565
Chico's FAS, Inc.
(a)
63,135 303,048
Dine Brands Global, Inc. 7,890 615,025
Herbalife Nutrition, Ltd.
(a)
6,945 210,850
Kimball International, Inc., Class B 30,799 260,252
La-Z-Boy, Inc. 15,189 400,534
Movado Group, Inc. 6,661 260,112
Nature's Sunshine Products, Inc.
(a)
35,143 591,105
PVH Corp. 6,046 463,184
Rush Enterprises, Inc., Class A 13,598 692,274
Steven Madden, Ltd. 14,997 579,484
The ONE Group Hospitality, Inc.
(a)
22,814 239,775
Tilly's, Inc., Class A 17,391 162,780
Titan Machinery, Inc.
(a)
19,027 537,703
Turning Point Brands, Inc. 8,798 299,220
Vector Group, Ltd. 50,071 602,855
World Fuel Services Corp. 23,124 625,273
    8,465,584

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2022
Shares Fair Value
Savings & Loans ( 1.4% )
Home Bancorp, Inc. 9,697 $ 395,541
New York Community Bancorp, Inc. 24,284 260,324
OceanFirst Financial Corp. 29,666 596,287
Southern Missouri Bancorp, Inc. 5,882 293,806
Washington Federal, Inc. 17,666 579,798
2,125,756
Semiconductors ( 1.8% )
Amkor Technology, Inc. 14,032 304,775
Cirrus Logic, Inc.
(a)
7,522 637,790
Cohu , Inc.
(a)
18,224 539,430
MaxLinear , Inc.
(a)
6,885 401,740
Onto Innovation, Inc.
(a)
2,791 242,510
Photronics , Inc.
(a)
34,979 593,594
2,719,839
Software ( 4.7% )
ACI Worldwide, Inc.
(a)
17,777 559,798
American Software, Inc., Class A 10,841 225,926
Blackbaud , Inc.
(a)
7,935 475,069
CDK Global, Inc. 13,605 662,291
ChannelAdvisor Corp.
(a)
34,333 568,898
Convey Health Solutions Holdings, Inc.
(a)
46,939 306,981
ePlus , Inc.
(a)
11,452 641,999
EverCommerce , Inc.
(a)
47,756 630,379
Informatica , Inc.
(a)
31,982 631,325
Instructure Holdings, Inc.
(a)
27,298 547,598
Loyalty Ventures, Inc.
(a)
18,925 312,830
Progress Software Corp. 15,017 707,151
Sapiens International Corp. NV 22,280 565,689
Sciplay Corp., Class A
(a)
22,482 290,467
7,126,401
Telecommunications ( 1.2% )
Extreme Networks, Inc.
(a)
46,083 562,674
InterDigital , Inc. 9,323 594,807
U.S. Cellular Corp.
(a)
21,619 653,542
1,811,023
Transportation ( 1.0% )
Alaska Air Group, Inc.
(a)
12,216 708,650
Daseke , Inc.
(a)
25,462 256,402

Schedule of Investments
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Shares Fair Value
Transportation (1.0%) (continued)
Universal Logistics Holdings, Inc. 25,931 $ 522,510
1,487,562
TOTAL COMMON STOCK (COST $139,091,194) 148,821,115
INVESTMENTS, AT VALUE (COST $139,091,194) 98.3% 148,821,115
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 1.7% 2,499,849
NET ASSETS 100.0% $ 151,320,964
(a) Non-income producing security.
Common Abbreviations:
LLC Limited Liability Company
PLC Public Limited Company
REIT Real Estate Investment Trust

Statement of Assets and Liabilities
March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2022
ASSETS:
Investments, at value (Cost $139,091,194)
$ 148,821,115
Cash
2,363,040
Receivable for fund shares subscribed
92,927
Dividends receivable
141,203
Total assets
$ 151,418,285
LIABILITIES:
Advisory fee payable
$ 63,236
Other expenses
34,085
Total liabilities
97,321
Net assets
$ 151,320,964
PRICING OF INVESTOR SHARES (NOTE 2 ):
Net Assets
$ 82,115,070
Shares Outstanding
5,516,302
Net asset value, offering and redemption price per share
$ 14.89
PRICING OF INSTITUTIONAL SHARES (NOTE 2 ):
Net Assets
$ 69,205,894
Shares Outstanding
4,636,600
Net asset value, offering and redemption price per share
$ 14.93
NET ASSETS CONSISTS OF:
Paid-in capital
$ 131,204,927
Distributable earnings
20,116,037
Net assets
$ 151,320,964

Statement of Operations
For the Year Ended March 31, 2022
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $2,636)
$ 3, 229,214
Total investment income
3, 229,214
EXPENSES:
Advisory fees
1, 481,482
Operating expenses
Investor Shares
388,867
Institutional Shares
67,392
Total expenses
1, 937,741
Less fees waived/reimbursed by investment adviser
–
Net expenses
1,937,741
Net investment income
1, 291,473
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments
39,386,985
Net change in unrealized appreciation (depreciation) on investments
(25,635,543)
Net gain on investments
13,751,442
Net increase in net assets resulting from operations
$ 15,042,915

Statements of Changes in Net Assets
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2022
CornerCap Small-Cap Value Fund
For the Year
Ended
March 31, 2022
For the Year
Ended
March 31, 2021
OPERATIONS:
Net investment income
$ 1,291,473 $ 1,477,673
Net realized gain on investments
39,386,985 20,064,181
Net change in unrealized appreciation (depreciation) on investments
(25,635,543) 63,317,291
Net increase in net assets resulting from operations
15,042,915 84,859,145
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares
(23,164,663) (646,742)
Institutional Shares
(18,315,227) (527,937)
Total distributions
(41,479,890) (1,174,679)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from capital share transactions (see Note 3 )
7,736,865 (2,029,302)
Redemption fees
997 2,594
Net increase (decrease) from capital share transactions
7,737,862 (2,026,708)
Total increase (decrease) in net assets
(18,699,113) 81,657,758
NET ASSETS:
Beginning of year
170,020,077 88,362,319
End of year
$ 151,320,964 $ 170,020,077

Financial Highlights
CornerCap Small-Cap Value Fund - Investor Shares
The accompanying notes to financial statements are an integral part of these financial statements.

www.cornercapfunds.com
Selected data for each share of beneficial interest outstanding throughout the years indicated:
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year
$ 18.11 $ 9.67 $ 13.12 $ 15.27 $ 16.68
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.12 0.13 0.10 0.08 0.06
Net realized and unrealized gain (loss) on investments
1.62 8.41 (3.47) (0.38) 0.90
Total Income/(Loss) from Investment Operations
1.74 8.54 (3.37) (0.30) 0.96
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
(0.10) (0.10) (0.08) (0.04) (0.01)
Distributions from net realized gain on investments
(4.86) – – (1.81) (2.36)
Total Dividends and Distributions to Shareholders
(4.96) (0.10) (0.08) (1.85) (2.37)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of year
$ 14.89 $ 18.11 $ 9.67 $ 13.12 $ 15.27
Total Return
9.14% 88.56% (25.91)% (0.99)% 5.64%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)
$ 82,115 $ 106,613 $ 60,472 $ 85,230 $ 84,789
RATIOS TO AVERAGE NET ASSETS:
Net investment income
0.66% 0.99% 0.74% 0.55% 0.36%
Net expenses
1.30% 1.30% 1.30% 1.30% 1.30%
Gross expenses
1.30% 1.30% 1.30% 1.30% 1.30%
Portfolio turnover rate
116% 121% 127% 147% 117%
footer
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.

Financial Highlights
CornerCap Small-Cap Value Fund - Institutional Shares
The accompanying notes to financial statements are an integral part of these financial statements.

Annual Report I March 31, 2022
Selected data for each share of beneficial interest outstanding throughout the years indicated:
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Year
Ended
March 31,
2018
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year
$ 18.16 $ 9.69 $ 13.15 $ 15.30 $ 16.70
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income
(a)
0.17 0.18 0.14 0.13 0.11
Net realized and unrealized gain (loss) on investments
1.63 8.43 (3.48) (0.39) 0.91
Total Income/(Loss) from Investment Operations
1.80 8.61 (3.34) (0.26) 1.02
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
(0.17) (0.14) (0.12) (0.08) (0.06)
Distributions from net realized gain on investments
(4.86) – – (1.81) (2.36)
Total Dividends and Distributions to Shareholders
(5.03) (0.14) (0.12) (1.89) (2.42)
Paid-in Capital from Redemption Fees
(a)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
0.00
(b)
Net asset value, end of year
$ 14.93 $ 18.16 $ 9.69 $ 13.15 $ 15.30
Total Return
9.45% 89.19% (25.72)% (0.68)% 5.96%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)
$ 69,206 $ 63,407 $ 27,890 $ 34,161 $ 37,788
RATIOS TO AVERAGE NET ASSETS:
Net investment income
0.96% 1.31% 1.05% 0.84% 0.67%
Net expenses
1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses
1.00% 1.00% 1.00% 1.00% 1.00%
Portfolio turnover rate
116% 121% 127% 147% 117%
footer
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.005 per share.

Notes to Financial Statements
March 31, 2022

www.cornercapfunds.com
1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the CornerCap Small-Cap Value Fund (the “Fund”). The Fund currently offers Investor Shares and Institutional Shares.
The Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The
following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks that are listed on national securities exchanges or the
NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Notes to Financial Statements
March 31, 2022
Annual Report I March 31, 2022

REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986
(“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the year ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of the Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Notes to Financial Statements
March 31, 2022

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Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Fund’s investments as of March 31, 2022:
For the year ended March 31, 2022 , the Fund did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period .
3. SHARES OF BENEFICIAL INTEREST
On March 31, 2022 , there was an unlimited number of no par-value shares of beneficial interest authorized for the Fund.
Subject to certain exceptions, the Fund charges a 1% redemption fee, calculated as a percentage of the amount redeemed, on redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the Fund. The redemption fees charged during the period are disclosed on the Statements of Changes in Net Assets.
Transactions in shares of beneficial interest were as follows:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 148,821,115 $ – $ – $ 148,821,115
Total $ 148,821,115 $ – $ – $ 148,821,115
* See Schedule of Investments for industry classification

Notes to Financial Statements
March 31, 2022
Annual Report I March 31, 2022

4. FEDERAL TAX INFORMATION
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the
Fund. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2022 and March 31, 2021 were as follows:
For the year ended March 31, 2022 , the Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of equalization utilized for tax purposes to meet distribution requirements.
As of March 31, 2022 , the components of distributable earnings on a tax basis were as follows:
Year Ended March 31, 2022 Year Ended March 31, 2021
Shares Amount Shares Amount
Shares Sold
Investor Shares
397,521 6,898,459 1,282,119 15,528,843
Institutional Shares
1,028,194 18,312,919 1,325,194 16,883,046
Shares Issued in Reinvestment of Dividends
Investor Shares
1,528,864 23,162,296 43,844 646,694
Institutional Shares
1,171,789 17,787,764 35,048 517,654
Total
4,126,368 66,161,438 2,686,205 33,576,237
Less Shares Redeemed
Investor Shares
(2,295,513) (40,361,324) (1,693,071) (24,498,915)
Institutional Shares
(1,054,424) (18,063,249) (746,425) (11,106,624)
Net increase (decrease)
776,431 $ 7,736,865 246,709 $ (2,029,302)
Distributions Paid From: 2022 2021
Ordinary Income $ 25,828,099 $ 1,174,679
Long-term capital gains 15,651,791 -
Total $ 4 1,479,890 $ 1,17 4,679
Distributable Earning Paid-in-Capital
$ (2,750,000) $ 2,750,000
Undistributed ordinary income $ 3,042,856
Undistributed long-term gain 7,275,118
Net unrealized appreciation on investments 9,798,063
Total $ 20,116,037

Notes to Financial Statements
March 31, 2022

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The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, real estate investment trust investments and return of capital on equity securities.
The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as of March 31, 2022 , were as follows:
5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS
A. The Fund has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from the Fund, computed daily and payable monthly, at an annual rate of
0.90% of the Fund’s average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the
Fund’s investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, the Fund and the Adviser have entered into an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.40% and 0.10% of the average daily net assets of the Fund Investor and Institutional Shares, respectively. The amounts of expenses paid to the Adviser as
Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse the Fund so as to limit the Fund’s “Total Annual Fund
Operating Expenses” (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
The contractual agreement cannot be terminated prior to August 1, 2022, without the Board of Trustees’ approval. For the period ended March 31, 2022, the Adviser did not waive fees or reimburse expenses for the Fund.
Gross unrealized appreciation (excess of value over
tax cost) $ 18,328,455
Gross unrealized depreciation (excess of tax cost
over value) (8,530,392)
Net unrealized appreciation $ 9,798,063
Cost of investments for income tax purposes $ 139,023,052
Total Annual Fund Operating Expense Limitation
Investor Shares 1.30%

Notes to Financial Statements
March 31, 2022
Annual Report I March 31, 2022

B. The Fund and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Fund to fund operational service providers pursuant to the following agreements:
1) Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) provides fund accounting, fund administration services and transfer agency services to the Fund. Pursuant to an
Apex services agreement, the Adviser pays Apex customary fees for its services from the Operating Services Fee it receives from the Fund. Apex also provides certain shareholder report production, and EDGAR conversion and filing services;
2) Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the
Adviser or Apex or their affiliates.
In addition, the Adviser pays all other operating expenses of the Fund, as outlined in the Operating Services Agreement.
Certain trustees and officers of the Fund are also directors and officers of the Adviser.
6. PURCHASES AND SALES OF SECURITIES
Investment transactions for the year ended March 31, 2022 , excluding short-term investments, were as follows:
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2022 ,
Charles Schwab & Co. held approximately 73.16% of the Fund. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Purchases Sales
$ 188,411,495 $ 223,104,419

Notes to Financial Statements
March 31, 2022

www.cornercapfunds.com
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund's financial statements.

Report of Independent Registered Public Accounting Firm
Annual Report I March 31, 2022

To the Shareholders and Board of Trustees of
CornerCap Group of Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CornerCap
Group of Funds, comprising CornerCap Small-Cap Value Fund (the “Fund”) as of March 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31 ,2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2004.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 31, 2022

Additional Information (Unaudited)
March 31, 2022

www.cornercapfunds.com
1. PROXY VOTING POLICY
A copy of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Fund toll‐free at (888) 813‐8637 or on the Securities and Exchange
Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Fund toll‐free at (888) 813‐8637 and on the SEC’s website at http://www.sec.gov.
2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form
N‐PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.
3. COMPENSATION OF TRUSTEES
No interested Trustee, officer, or employee of the Fund receives any compensation from the Fund or Adviser for serving as an officer or Trustee of the Fund. Each Independent Trustee receives an annual retainer of $8,000, $5,000 for each regular meeting or special in-person meeting of the Trustees, and $2,000 for each special meeting attended by telephone;
members of the Audit Committee are paid $1,600 per Audit Committee meeting, and the Audit Committee Chairman is paid $3,200 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and
Audit Committee compensation is paid by the Adviser.
4. TAX DESIGNATIONS
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December
31, 2021 :
Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund had $17,196,791 of long term gain distributions for the fiscal year ended March 31, 2022 which includes $1,545,000 of equalization that was classified as long term.
5. TRUSTEES AND OFFICERS
The business affairs of the Fund is managed under the direction of the Fund’s Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Fund is set forth below.
Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940,
Dividends Received Deduction 10.89%
Qualified Dividend Income 11.04%
Short Term Dividends Exempt from U.S. tax 95.89%

Additional Information (Unaudited)
March 31, 2022
Annual Report I March 31, 2022

as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees”. The Fund’s Statement of Additional
Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-
813-8637.
INTERESTED TRUSTEES
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Thomas E. Quinn
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1945
Trustee, Chairman of the
Board, President, Chief
Financial Officer, and
Treasurer
since 1992
1 Chief Financial Officer, CornerCap
Investment Counsel (since 1989); Chief
Executive Officer, CornerCap Investment
Counsel (1989-2020); Vice-Chairman,
Church Investment Group (non-profit)
(2013-present).
None
INDEPENDENT TRUSTEES
Name, Address* and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard L. Boger
Born: 1946
Trustee
since 1992
1 President & CEO, Lex-Tek International,
Inc. (a financial services and software
consulting company), (1991-present);
Managing Trustee, Boger-Owen FNDN
(2012-present); Business Manager,
Owen Holdings, LLLP (2003-2013);
Heathland Holdings, LLP, and General
Partner, Shawnee Meadow Holdings,
LLLP (real estate and related companies)
(2004-present).
Director, Gray Television, Inc.
since 1991.
Laurin M. McSwain
Born: 1951
Trustee
since 1994
1 Attorney, Lefkoff, Duncan, Grimes,
McSwain & Hass, (2003-present).
None
Leslie W. Gates
Born: 1955
Trustee
since 2006
1 Retired, 2005. Partner, Williams Benator
& Libby, LLP (CPA firm) (1989-2004).
None
G. Harry Durity
Born: 1946
Trustee
1992-2004, since 2010
1 Senior Advisor, Consultant, New
Mountain Capital, LLC (asset management
company) (2005-present); Director,
Overland Solutions, Inc. (audit services)
(2009-2014); Director, Alexander
Mann Solutions (Private company)
(2014-present).
Former Director, National
Medical Health Card; Former
Director, WebSite Pros, Inc.
*All Independent Trustees can be contacted via the Fund at:
P.O. Box 588, Portland, ME 04112.

Additional Information (Unaudited)
March 31, 2022

www.cornercapfunds.com
OFFICERS
Name, Address and
Year of Birth
Position with the Trust,
Term of Office and Tenure
Number of Funds in
Complex Overseen
by Trustee
Principal Occupation(s) during past 5
years
Other
Trusteeships/Directorships
by Trustee
Richard T. Bean
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1962
Vice President of the Fund
since 1996
N/A Portfolio Manager (since 1996) and
Chief Investment Officer (since 2020),
CornerCap Investment Counsel.
N/A
John A. Hackney
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1966
Chief Compliance Officer since
2004 and Secretary of the
Fund since 1999
N/A Chief Compliance Officer, CornerCap
Investment Counsel.
Chief Compliance Officer,
Church Investment Group
(non-profit)
J. Cannon Carr, Jr.
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309
Born: 1967
Vice President of the Fund
since 2019
N/A Chief Executive Officer, CornerCap
Investment Counsel (since 2020); Chief
Investment Officer, CornerCap Investment
Counsel (2013-2020).
N/A

www.cornercapfunds.com
888-813-8637
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the
shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Fund’s risks, objectives, fees and expenses, experience of their management and other information.
232-ANR-0322

ITEM 2. CODE OF ETHICS.
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant’s Code of Ethics is attached as an Exhibit hereto under Item 13(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were  $13,000 in 2021 and $13,000 in 2022.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2021 and $0 in 2022.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $2,100 in 2021 and $3,000 in 2022. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2021 and $0 in 2022.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2021 and $0 in 2022. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President

Date:	May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	May 25, 2022